Basis of preparation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of Basis of preparation [Line Items]
Total current assets	¥ 1,126,930	¥ 593,100
Total non-current assets	757,920	805,910
Total assets	1,884,850	1,399,010
Total current liabilities	550,037	297,397
Total liabilities	550,037	297,397
Net revenue	1,169,348	853,295	¥ 654,060
Profit before tax	297,190	167,743	99,432
Affiliated entities [Member]
Disclosure of Basis of preparation [Line Items]
Total current assets	848,028	376,729
Total non-current assets	710,464	805,910
Total assets	1,558,492	1,182,639
Total current liabilities	396,238	197,473
Total liabilities	396,238	197,473
Net revenue	1,110,470	853,247	653,753
Profit before tax	¥ 221,057	¥ 165,300	¥ 112,571